Financial Instruments - classification - Gains and losses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial Assets	£ 694,235	£ 738,056
Financial Liabilities	647,745	688,963
(Losses)/Gains on financial assets/liabilities designated as at fair value through profit or loss	(26)	60	£ (13)
Bank deposits
Financial instruments
Financial Liabilities	941	3,839
Customer deposits
Financial instruments
Financial Liabilities	3,774	6,669
Trading liabilities
Financial instruments
Financial Liabilities	25,645	28,363
Loans to banks - amortised cost
Financial instruments
Financial Assets	3,539	2,152
Loans to customers - amortised cost
Financial instruments
Financial Assets	9	2,308
Trading assets
Financial instruments
Financial Assets	£ 24,759	£ 36,272